Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital leases - collateralized by vehicles, payable in monthly installments of principal, plus interest ranging from 4.9% to 5.3% through 2020	$ 3,312		$ 2,379
Total debt	51,456	$ 33,655	30,070
Less - Current portion	4,378		3,021
Less - Debt issuance costs	(678)	0
Long-term debt	46,400		27,049
Predecessor [Member]
Capital leases - collateralized by vehicles, payable in monthly installments of principal, plus interest ranging from 4.9% to 5.3% through 2020		2,836
Total debt		33,655
Less - Current portion		2,698
Long-term debt		30,957
Line of Credit [Member]
Long-term Debt, Gross	23,250		3,500
Line of Credit [Member] | Predecessor [Member]
Long-term Debt, Gross		1,500
Subordinated Debt [Member]
Long-term Debt, Gross	13,084		19,507
Subordinated Debt [Member] | Predecessor [Member]
Long-term Debt, Gross		22,209
Loans Payable [Member]
Long-term Debt, Gross	52		184
Loans Payable [Member] | Predecessor [Member]
Long-term Debt, Gross		110
Revolving Credit Facility [Member]
Long-term Debt, Gross	$ 11,758		$ 4,500
Revolving Credit Facility [Member] | Predecessor [Member]
Long-term Debt, Gross		$ 7,000